Assets held for sale - Narrative (Details) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Feb. 08, 2024 radio_station
Disclosure of financial assets [line items]
Gain (losses) on disposals of investments		$ 80	$ 24
Forecast
Disclosure of financial assets [line items]
Gain (losses) on disposals of investments	$ 9
Classification of assets as held for sale
Disclosure of financial assets [line items]
Number of radio stations held for sale | radio_station				45
Other disposals of assets | Forecast
Disclosure of financial assets [line items]
Proceeds from sale	$ 54
Assets and liabilities classified as held for sale
Disclosure of financial assets [line items]
Revenue		$ 39	$ 42